Equity - Profit (loss) per share - Discontinuing operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
(Loss) profit from discontinued operations	$ (1,022,000)	$ (6,848,000)	$ 478,547,000
Total common and investment shares (denominator)	253,986,867	253,986,867	253,986,867
Profit (loss) per basic share	$ 0	$ (0.03)	$ 1.88
Profit (loss) per diluted share	$ 0.00	$ (0.03)	$ 1.88
Percentage of tax on dividends	5.00%
Discontinued operations
Disclosure of classes of share capital [line items]
(Loss) profit from discontinued operations	$ (1,022,000)	$ (6,848,000)	$ 478,547,000
Total common and investment shares (denominator)	253,986,867	253,986,867	253,986,867
Profit (loss) per basic share	$ 0.00	$ (0.03)	$ 1.88
Profit (loss) per diluted share	$ 0	$ (0.03)	$ 1.88